Consolidated Statement of Cash Flows (Parentheticals) - Italian competition authority proceedings € in Millions	12 Months Ended
Mar. 31, 2026 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Exceptional expense, legal proceedings	€ 85
Percentage of claims for which charge has been recognized	33.00%